UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Class AAA - GABCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund seeks to achieve total returns attractive to investors in various market conditions without excessive risk of capital loss and invests primarily in securities of domestic and foreign issuers Gabelli Funds, LLC, (the Adviser) believes will provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain merger and arbitrage (M&A) strategies. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class AAA	$91	0.87%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500, yet outperformed its comparatives, the ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. Globally announced M&A activity totaled $3.2 trillion, a 10% increase versus 2023. Domestically, activity totaled $1.4 trillion for the full year, a 5% rise versus 2023 - the highest level in three years. Technology, energy and power, and financials were the most active sectors in 2024. Deals of note included Capital One Financial's acquisition of Discovery Financial and ConocoPhillips acquisition of Marathon Oil.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli ABC Fund - Class AAA	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	10,232	10,138	10,005	10,005
12/16	10,547	11,351	10,038	10,038
12/17	10,779	13,828	10,124	10,124
12/18	10,801	13,223	10,314	10,314
12/19	11,319	17,386	10,549	10,549
12/20	11,647	20,586	10,619	10,619
12/21	12,156	26,496	10,625	10,625
12/22	11,912	21,697	10,780	10,780
12/23	12,738	27,402	11,320	11,320
12/24	13,743	34,257	11,914	11,914

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class AAA	7.89%	3.96%	3.23%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3 Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Lipper U.S. Treasury Money-Market Fund Average	4.98%	2.26%	1.51%

Fund Statistics

  Total Net Assets$444,925,869
  Number of Portfolio Holdings228
  Portfolio Turnover Rate155%
  Management Fees$2,283,611

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	24.1%
Lennar Corp. Cl A	(19.9)%
KKR & Co. Inc.	1.5%
Fox Corp. Cl B	1.3%
TXNM Energy Inc.	1.3%
Juniper Networks Inc.	1.0%
TEGNA Inc.	0.9%
SurModics Inc.	0.9%
National Fuel Gas Co.	0.7%
CNH Industrial NV	0.6%
Sinclair Inc.	0.6%

Portfolio Weighting (% of net assets)

Common Stocks	52.4%
Common Stocks – Securities Sold Short	(20.0)%
U.S. Government Obligations	47.2%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	20.0%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	47.2%
Building and Construction - Long	24.2%
Building and Construction - Short	(19.9)%
Energy and Utilities	5.4%
Financial Services	3.2%
Entertainment	2.6%
Telecommunications	2.6%
Health Care	2.5%
Metals and Mining	1.8%
Other Industry sectors	10.4%
Other Assets and Liabilities (Net)	20.0%

The Gabelli ABC Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABCX-24-ATSR

The Gabelli ABC Fund

Advisor Class - GADVX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund seeks to achieve total returns attractive to investors in various market conditions without excessive risk of capital loss and invests primarily in securities of domestic and foreign issuers Gabelli Funds, LLC, (the Adviser) believes will provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain merger and arbitrage (M&A) strategies. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$116	1.12%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500, yet outperformed its comparatives, the ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. Globally announced M&A activity totaled $3.2 trillion, a 10% increase versus 2023. Domestically, activity totaled $1.4 trillion for the full year, a 5% rise versus 2023 - the highest level in three years. Technology, energy and power, and financials were the most active sectors in 2024. Deals of note included Capital One Financial's acquisition of Discovery Financial and ConocoPhillips acquisition of Marathon Oil.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	10,200	10,138	10,005	10,005
12/16	10,492	11,351	10,038	10,038
12/17	10,704	13,828	10,124	10,124
12/18	10,697	13,223	10,314	10,314
12/19	11,173	17,386	10,549	10,549
12/20	11,475	20,586	10,619	10,619
12/21	11,951	26,496	10,625	10,625
12/22	11,670	21,697	10,780	10,780
12/23	12,450	27,402	11,320	11,320
12/24	13,405	34,257	11,914	11,914

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	7.67%	3.71%	2.97%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3 Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Lipper U.S. Treasury Money-Market Fund Average	4.98%	2.26%	1.51%

Fund Statistics

  Total Net Assets$444,925,869
  Number of Portfolio Holdings228
  Portfolio Turnover Rate155%
  Management Fees$2,283,611

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	24.1%
Lennar Corp. Cl A	(19.9)%
KKR & Co. Inc.	1.5%
Fox Corp. Cl B	1.3%
TXNM Energy Inc.	1.3%
Juniper Networks Inc.	1.0%
TEGNA Inc.	0.9%
SurModics Inc.	0.9%
National Fuel Gas Co.	0.7%
CNH Industrial NV	0.6%
Sinclair Inc.	0.6%

Portfolio Weighting (% of net assets)

Common Stocks	52.4%
Common Stocks – Securities Sold Short	(20.0)%
U.S. Government Obligations	47.2%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	20.0%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	47.2%
Building and Construction - Long	24.2%
Building and Construction - Short	(19.9)%
Energy and Utilities	5.4%
Financial Services	3.2%
Entertainment	2.6%
Telecommunications	2.6%
Health Care	2.5%
Metals and Mining	1.8%
Other Industry sectors	10.4%
Other Assets and Liabilities (Net)	20.0%

The Gabelli ABC Fund

Annual Shareholder Report - December 31, 2024

Advisor Class - GADVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GADVX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,300 for 2023 and $30,200 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,952 for 2023 and $4,104 for 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,409 for 2023 and $1,964 for 2024. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $41,402 for 2023 and $42,754 for 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli ABC Fund

Annual Report — December 31, 2024

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli ABC Fund was 7.9% compared with a total return of 5.3% for the ICE BofA 3 Month U.S. Treasury Bill Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	47.2%
Building and Construction	24.2%
Energy and Utilities	5.5%
Financial Services	3.2%
Entertainment	2.6%
Telecommunications	2.6%
Health Care	2.5%
Metals and Mining	1.8%
Broadcasting	1.7%
Computer Software and Services	1.4%
Diversified Industrial	1.3%
Machinery	0.9%
Cable and Satellite	0.7%
Wireless Communications	0.7%
Business Services	0.6%
Food and Beverage	0.6%
Electronics	0.6%
Consumer Products	0.5%
Retail	0.4%
Specialty Chemicals	0.3%
Publishing	0.2%
Automotive	0.1%
Aerospace and Defense	0.1%
Closed-End Funds	0.1%
Equipment and Supplies	0.1%
Hotels and Gaming	0.1%
Transportation	0.0%*
Real Estate	0.0%*
Paper and Forest Products	0.0%*
Wireless Telecommunications Services	0.0%*
Semiconductors	0.0%*
Other Assets and Liabilities (Net)	19.9%

Short Positions
Building and Construction	(19.9)%
Energy and Utilities	(0.1)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 52.4%
	Aerospace and Defense — 0.1%
20,000	Heroux-Devtek Inc.†	$454,651	$442,172

	Automotive — 0.1%
35,000	Iveco Group NV	247,425	338,619
34,000	Pinewood Technologies Group plc	263,474	152,807
		510,899	491,426
	Broadcasting — 1.7%
9,000	Cogeco Inc.	211,013	369,216
2,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	131,233	168,080
168,000	Sinclair Inc.	3,824,161	2,711,520
224,000	TEGNA Inc.	4,409,621	4,096,960
		8,576,028	7,345,776
	Building and Construction — 24.2%
1,500	Johnson Controls International plc	52,785	118,395
811,500	Lennar Corp., Cl. B	32,438,344	107,239,725
10,000	Summit Materials Inc., Cl. A†	508,026	506,000
		32,999,155	107,864,120
	Business Services — 0.6%
79,200	Dawson Geophysical Co.	182,140	103,752
3,000	Despegar.com Corp.†	58,130	57,750
18,500	McGrath RentCorp.	2,129,008	2,068,670
40,000	Steel Connect Inc.†	361,401	498,800
		2,730,679	2,728,972
	Cable and Satellite — 0.7%
1,000	Charter Communications Inc., Cl. A†	215,343	342,770
55,000	Liberty Latin America Ltd., Cl. A†	493,580	349,800
500,000	WideOpenWest Inc.†	2,321,709	2,480,000
		3,030,632	3,172,570
	Computer Software and Services — 1.4%
2,710	Altair Engineering Inc., Cl. A†	284,108	295,688
2,000	Desktop Metal Inc., Cl. A†	9,720	4,680
18,000	Digi International Inc.†	175,220	544,140
300	Esker SA	83,567	81,045
1,000	Fiserv Inc.†	87,258	205,420
10,000	Fuji Soft Inc.	597,713	628,873
9,200	Gen Digital Inc.	161,890	251,896
45,000	HashiCorp Inc., Cl. A†	1,503,551	1,539,450
6,000	Playtech plc†	52,348	53,706
3,000	Rocket Internet SE†	67,564	49,721
2,700	Rockwell Automation Inc.	558,580	771,633
85,000	SecureWorks Corp., Cl. A†	720,463	719,100
Shares		Cost	Market Value
5,000	Smartsheet Inc., Cl. A†	$278,913	$280,150
4,000	Softchoice Corp.	67,459	67,453
60,000	Stratasys Ltd.†	685,055	533,400
		5,333,409	6,026,355
	Consumer Products — 0.5%
10,000	Bang & Olufsen A/S†	29,137	13,043
10,500	Capri Holdings Ltd.†	283,724	221,130
24,000	Energizer Holdings Inc.	825,158	837,360
5,000	iRobot Corp.†	80,787	38,750
70,000	Manitex International Inc.†	405,641	406,000
2,000	Pactiv Evergreen Inc.	34,740	34,940
37,000	Revelyst Inc.†	710,882	711,510
		2,370,069	2,262,733
	Diversified Industrial — 1.3%
6,000	Barnes Group Inc.	278,824	283,560
70,000	Myers Industries Inc.	898,860	772,800
30,000	Spirit AeroSystems Holdings Inc., Cl. A†	931,545	1,022,400
37,000	Steel Partners Holdings LP†	365,675	1,574,720
3,000	Target Hospitality Corp.†	33,121	28,995
16,500	United States Steel Corp.	674,718	560,835
4,000	Universal Stainless & Alloy Products Inc.†	176,863	176,120
12,500	Valmet Oyj	398,326	302,080
90,000	Velan Inc.†	576,122	676,197
25,500	Wartsila OYJ Abp	326,051	451,947
		4,660,105	5,849,654
	Electronics — 0.6%
15,000	Rogers Corp.†	1,820,333	1,524,150
150,000	VOXX International Corp.†	1,099,368	1,107,000
12,400	Yamada Holdings Co. Ltd.	36,458	35,708
		2,956,159	2,666,858
	Energy and Utilities — 5.5%
49,000	Alerion Cleanpower SpA	134,337	812,106
36,000	ALLETE Inc.	2,273,075	2,332,800
16,000	Alvopetro Energy Ltd.	34,057	57,213
24,500	APA Corp.	733,387	565,705
36,000	ChampionX Corp.	1,300,679	978,840
4,001	ConocoPhillips	452,727	396,730
8,000	DMC Global Inc.†	92,700	58,800
20,000	Endesa SA	453,617	430,292
46,992	Energy Transfer LP	136,644	920,573
534	Expand Energy Corp.	42,313	53,160
200,000	Gulf Coast Ultra Deep Royalty Trust†	39,334	5,540
3,500	Hess Corp.	466,443	465,535
50,000	National Fuel Gas Co.	2,509,806	3,034,000
1,000	Neoen SA	41,265	41,144
26,000	ONEOK Inc.	1,706,214	2,610,400
473,900	Profire Energy Inc.†	1,203,952	1,203,706

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
57,000	Severn Trent plc	$1,526,063	$1,789,666
27,000	Southwest Gas Holdings Inc.	1,641,975	1,909,170
114,000	TXNM Energy Inc.	5,540,132	5,605,380
35,000	UGI Corp.	1,211,706	988,050
		21,540,426	24,258,810
	Entertainment — 2.6%
34,500	Atlanta Braves Holdings Inc., Cl. A†	917,799	1,407,600
25,000	Atlanta Braves Holdings Inc., Cl. C†	922,007	956,500
6,000	Endeavor Group Holdings Inc., Cl. A	156,105	187,740
129,500	Fox Corp., Cl. B	4,582,694	5,923,330
170,000	IMAX China Holding Inc.†	193,034	161,318
85	Liberty Media Corp.-Liberty Live, Cl. A†	2,951	5,657
6,500	Madison Square Garden Sports Corp.†	1,035,545	1,466,920
45,000	Manchester United plc, Cl. A†	768,711	780,750
140,000	MultiChoice Group†	889,856	801,219
		9,468,702	11,691,034
	Equipment and Supplies — 0.1%
43,000	DS Smith plc	215,007	291,768

	Financial Services — 3.2%
12,000	AIX Inc., ADR†	67,813	13,200
39,000	AllianceBernstein Holding LP	0	1,446,510
5,000	Aquis Exchange plc†	45,743	43,660
1,000	Brookfield Asset Management Ltd., Cl. A	34,876	54,190
3,800	Brookfield Corp.	140,865	218,310
2,119	CNFinance Holdings Ltd., ADR†	5,573	2,013
7,000	Enstar Group Ltd.†	2,268,739	2,254,350
23,500	Equitable Holdings Inc.	443,298	1,108,495
2,319	First Bank	29,131	32,628
40,000	First Horizon Corp.	764,526	805,600
3,000	ICC Holdings Inc.†	69,654	69,780
43,500	KKR & Co. Inc.	170,632	6,434,085
654	LCNB Corp.	9,682	9,895
800	Mastercard Inc., Cl. A	15,971	421,256
2,000	Moneylion Inc.†	173,815	172,020
500	Sampo Oyj, Cl. A	23,155	20,301
7,000	SouthState Corp.	475,602	696,360
16,000	Valley National Bancorp	115,336	144,960
Shares		Cost	Market Value
1,000	Village Bank and Trust Financial Corp.	$77,170	$78,050
		4,931,581	14,025,663
	Food and Beverage — 0.6%
50,000	Britvic plc	822,110	819,368
2,000	Pernod Ricard SA	142,616	225,815
9,200	Primo Brands Corp.	134,897	283,084
18,300	Remy Cointreau SA	1,129,264	1,107,034
2,200	The J.M. Smucker Co.	243,034	242,264
		2,471,921	2,677,565
	Health Care — 2.4%
8,500	Amedisys Inc.†	777,188	771,715
22,000	Avid Bioservices Inc.†	271,460	271,700
9,000	Biohaven Ltd.†	65,700	336,150
400	Bio-Rad Laboratories Inc., Cl. A†	39,976	131,404
8,500	Bioventus Inc., Cl. A†	78,554	89,250
4,500	Cross Country Healthcare Inc.†	81,450	81,720
6,000	Globus Medical Inc., Cl. A†	310,008	496,260
500	ICU Medical Inc.†	29,090	77,585
40,000	Idorsia Ltd.†	411,798	36,229
300	Illumina Inc.†	11,836	40,089
433,000	Myrexis Inc.†	44,849	3,031
75,000	Perrigo Co. plc	2,650,374	1,928,250
12,000	QIAGEN NV	539,342	534,360
6,000	QuidelOrtho Corp.†	355,832	267,300
54,000	Revance Therapeutics Inc.†	332,725	164,160
98,000	SurModics Inc.†	4,116,589	3,880,800
4,500	TherapeuticsMD Inc.†	44,550	3,871
132,000	Viatris Inc.	1,706,712	1,643,400
		11,868,033	10,757,274
	Hotels and Gaming — 0.1%
27,000	Entain plc	393,422	232,282
500	Everi Holdings Inc.†	6,575	6,755
		399,997	239,037
	Machinery — 0.9%
32,405	Astec Industries Inc.	1,111,401	1,088,808
25,000	CFT SpA†(a)	138,180	119,123
250,000	CNH Industrial NV	2,174,500	2,832,500
		3,424,081	4,040,431
	Metals and Mining — 1.6%
200,000	Ampco-Pittsburgh Corp.†	637,062	418,000
5,000	Endeavour Mining plc	101,814	90,612
32,500	Freeport-McMoRan Inc.	578,076	1,237,600
4,257	Kinross Gold Corp.	22,197	39,536
30,500	Newmont Corp.	1,099,775	1,135,210
83,000	Pan American Silver Corp.	1,207,174	1,678,260
92,000	Sierra Metals Inc.†	116,759	52,256

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
10,000	Vulcan Materials Co.	$438,009	$2,572,300
		4,200,866	7,223,774
	Publishing — 0.2%
53,500	Lee Enterprises Inc.†	683,587	790,730
35,000	The E.W. Scripps Co., Cl. A†	227,623	77,350
		911,210	868,080
	Real Estate — 0.0%
500	American Tower Corp., REIT	7,707	91,705
4,000	Healthcare Realty Trust Inc., REIT	75,648	67,800
		83,355	159,505
	Retail — 0.4%
24,000	Albertsons Companies Inc., Cl. A	484,220	471,360
35,000	Bapcor Ltd.	115,848	102,251
13,500	Macy’s Inc.	259,053	228,555
315,000	Sportsman’s Warehouse Holdings Inc.†	3,266,471	841,050
101,770	The Bon-Ton Stores Inc.†(a)	4,946	0
		4,130,538	1,643,216
	Semiconductors — 0.0%
500	Silicon Motion Technology Corp., ADR	27,203	27,025
1,000	Tower Semiconductor Ltd.†	23,858	51,510
		51,061	78,535
	Specialty Chemicals — 0.3%
69,000	Arcadium Lithium plc†	377,575	353,970
3,000	Covestro AG†	186,016	180,238
1,200	Linde plc	194,452	502,404
29,000	Mativ Holdings Inc.	482,567	316,100
18,000	SGL Carbon SE†	156,514	74,581
		1,397,124	1,427,293
	Telecommunications — 2.6%
7,500	Frontier Communications Parent Inc.†	266,511	260,250
280,000	HKBN Ltd.	200,879	183,503
120,000	Juniper Networks Inc.	4,461,429	4,494,000
120,000	Koninklijke KPN NV	365,363	436,921
145,000	Liberty Global Ltd., Cl. A†	1,814,856	1,850,200
30,000	Liberty Global Ltd., Cl. C†	342,730	394,200
2,081	Liberty Latin America Ltd., Cl. C†	14,858	13,194
91,000	Orange Belgium SA†	1,986,744	1,398,853
61,000	Parrot SA†	221,205	179,451
100,000	Pharol SGPS SA†	26,205	4,806
140,000	Spirent Communications plc†	358,708	310,221
Shares		Cost	Market Value
32,500	Sunrise Communications AG, Cl. A, ADR†	$1,695,712	$1,400,100
245,000	Telefonica Deutschland Holding AG	635,506	531,676
6,000	Telephone and Data Systems Inc.	83,463	204,660
		12,474,169	11,662,035
	Transportation — 0.0%
8,000	Air Transport Services Group Inc.†	176,258	175,840

	Wireless Communications — 0.7%
9,500	Millicom International Cellular SA	180,600	237,595
27,000	Millicom International Cellular SA, SDR	511,645	661,831
35,000	United States Cellular Corp.†	789,740	2,195,200
		1,481,985	3,094,626
	Wireless Telecommunications Services — 0.0%
400,000	NII Holdings Inc., Escrow†	107,296	140,000

	TOTAL COMMON STOCKS	142,955,396	233,305,122

	CLOSED-END FUNDS — 0.1%
235,000	Altaba Inc., Escrow†	0	334,875

	RIGHTS — 0.3%
	Computer Software and Services — 0.0%
1,000	Flexion Therapeutics Inc., CVR†	0	100

	Health Care — 0.1%
60,000	ABIOMED Inc., CVR†	0	105,000
65,000	Adamas Pharmaceuticals Inc., CVR†	0	813
65,000	Adamas Pharmaceuticals Inc., CVR†	0	812
50,000	Akouos Inc., CVR†	0	25,000
10,000	Albireo Pharma Inc., CVR†	0	22,500
411,000	Alimera Sciences Inc., CVR†	1	4,110
187,969	Ambit Biosciences Corp., CVR†(a)	0	0
195,960	Chinook Therapeutics Inc., CVR†	0	97,980
4,000	CinCor Pharma Inc., CVR†	0	12,000
3,000	Decibel Therapeutics Inc., CVR†	0	900
28,000	Epizyme Inc., CVR†	0	560
18,000	Fusion Pharmaceuticals Inc., CVR†	0	9,000

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	RIGHTS (Continued)
	Health Care (Continued)
500,000	Gracell Biotechnologies Inc., CVR†	$0	$20,000
30,000	Icosavax Inc., CVR†	0	9,000
640,000	Innocoll, CVR†(a)	384,000	1
3,000	Landos Biopharma Inc., CVR†	0	7,530
35,000	Mirati Therapeutics Inc., CVR†	0	17,500
95,400	Ocera Therapeutics, CVR†	25,758	5,962
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
140,000	Paratek Pharmaceuticals Inc., CVR†	0	2,800
11,000	Prevail Therapeutics Inc., CVR†	0	2,200
2,000	Radius Health Inc., CVR†	0	200
800	Sigilon Therapeutics Inc., CVR†	0	6,040
		409,759	351,408
	Metals and Mining — 0.2%
10,000	Kinross Gold Corp., CVR†(a)	0	0
2,200,000	Pan American Silver Corp., CVR†	506,000	814,000
		506,000	814,000
	Paper and Forest Products — 0.0%
75,000	Resolute Forest Products Inc., CVR†	0	150,000

	TOTAL RIGHTS	915,759	1,315,508

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp., expire 08/01/25†	69,677	9,180
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 47.2%
$211,287,000	U.S. Treasury Bills, 4.179% to 5.119%††, 01/02/25 to 06/20/25(b)	$209,704,783	$209,792,956

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0%	$353,645,615	444,757,641

	SECURITIES SOLD SHORT — (20.0)%
	(Proceeds received $34,068,479)		(88,696,255)

	Other Assets and Liabilities (Net) — 19.9%		88,864,483

	NET ASSETS — 100.0%		$444,925,869

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (20.0)%
	Building and Construction — (19.9)%
647,500	Lennar Corp., Cl. A	$33,605,316	$88,299,575

	Energy and Utilities — (0.1)%
4,000	ConocoPhillips	463,163	396,680

	TOTAL SECURITIES SOLD SHORT(c)	$34,068,479	$88,696,255

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At December 31, 2024, $60,105,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At December 31, 2024, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of December 31, 2024, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	6,149,522	EUR	5,900,000	State Street Bank and Trust Co.	01/31/25	$30,497
USD	3,004,963	GBP	2,400,000	State Street Bank and Trust Co.	01/31/25	1,192
USD	1,253,592	CAD	1,800,000	State Street Bank and Trust Co.	01/31/25	(63)

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$31,626

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $353,645,615)	$444,757,641
Cash	1,567
Deposit at brokers for securities sold short	89,692,806
Receivable for Fund shares sold	63,997
Receivable for investments sold	36,150
Dividends and interest receivable	422,722
Unrealized appreciation on forward foreign currency contracts	31,689
Prepaid expenses	19,538
Total Assets	535,026,110
Liabilities:
Securities sold short, at value (proceeds $34,068,479)	88,696,255
Payable for investments purchased	986,356
Payable for Fund shares redeemed	35,540
Payable for investment advisory fees	190,038
Payable for distribution fees	13,320
Payable for accounting fees	3,750
Unrealized depreciation on forward foreign currency contracts	63
Other accrued expenses	174,919
Total Liabilities	90,100,241
Net Assets
(applicable to 41,473,653 shares outstanding)	$444,925,869

Net Assets Consist of:
Paid-in capital	$411,290,446
Total distributable earnings	33,635,423
Net Assets	$444,925,869

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($383,130,205 ÷ 35,666,306 shares outstanding)	$10.74
Advisor Class:
Net Asset Value, offering, and redemption price per share ($61,795,664 ÷ 5,807,347 shares outstanding)	$10.64

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $36,694)	$4,243,622
Interest	14,540,426
Total Investment Income	18,784,048
Expenses:
Investment advisory fees	2,284,106
Distribution fees - Advisor Class	160,661
Dividend expense on securities sold short	1,292,805
Service fees for securities sold short (See Note 2)	101,477
Legal and audit fees	97,825
Directors’ fees	68,568
Accounting fees	45,000
Registration expenses	44,079
Shareholder services fees	17,775
Custodian fees	9,610
Interest expense	1,113
Miscellaneous expenses	29,109
Total Expenses	4,152,128
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(495)
Expenses paid indirectly by broker (See Note 6)	(8,507)
Total Credits and Reimbursements	(9,002)
Net Expenses	4,143,126
Net Investment Income	14,640,922

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	7,530,668
Net realized loss on securities sold short	(709,849)
Net realized loss on swap contracts	(30,522)
Net realized gain on forward foreign exchange contracts	648,548
Net realized gain on foreign currency transactions	6,757
Net realized gain on investments in securities, securities sold short,, swap contracts, forward foreign exchange contracts, and foreign currency transactions	7,445,602
Net change in unrealized appreciation/depreciation:
on investments in securities	4,152,554
on securities sold short	8,727,466
on forward foreign exchange contracts	59,891
on foreign currency translations	(24,102)
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	12,915,809
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency	20,361,411
Net Increase in Net Assets Resulting from Operations	$35,002,333

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$14,640,922	$15,537,788
Net realized gain on investments in securities, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency transactions	7,445,602	5,534,169
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	12,915,809	12,070,986
Net Increase in Net Assets Resulting from Operations	35,002,333	33,142,943

Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,843,965)	(12,756,939)
Advisor Class	(2,769,564)	(2,129,667)
Total Distributions to Shareholders	(20,613,529)	(14,886,606)

Capital Share Transactions:
Class AAA	(22,076,983)	(69,161,037)
Advisor Class	(10,673,454)	(54,227,583)
Net Decrease in Net Assets from Capital Share Transactions	(32,750,437)	(123,388,620)

Redemption Fees	13	2

Net Decrease in Net Assets	(18,361,620)	(105,132,281)

Net Assets:
Beginning of year	463,287,489	568,419,770
End of year	$444,925,869	$463,287,489

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$10.44	$0.35		$0.48	$0.83	$(0.39)	$(0.14)		$(0.53)	$0.00	$10.74	7.89%	$383,130	3.24%	0.87	%(e)	155%
2023	10.09	0.33		0.37	0.70	(0.35)	—		(0.35)	0.00	10.44	6.93	392,723	3.18	0.85		157
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	10.09	(2.01)	447,336	0.80	0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	10.44	4.37	489,797	0.15	0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.90	552,051	0.21	0.73		251
Advisor Class
2024	$10.34	$0.32		$0.48	$0.80	$(0.36)	$(0.14)		$(0.50)	$0.00	$10.64	7.67%	$61,796	3.00%	1.12	%(e)	155%
2023	9.99	0.30		0.37	0.67	(0.32)	—		(0.32)	0.00	10.34	6.68	70,564	2.90	1.10		157
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	9.99	(2.35)	121,084	0.48	1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	10.34	4.15	168,445	(0.43)	1.02		205
2020	10.10	0.00	(b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.70	167,311	0.01	0.98		251

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 0.57%, 0.63%, 0.58%, 0.57%, and 0.57% (Class AAA) and 0.82% 0.88%, 0.83%, 0.82%, and 0.82% (Advisor Class), respectively.
(e)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements

1. Organization. The Gabelli ABC Fund (the Fund), the sole series of the Gabelli Investor Funds, Inc. (the Corporation), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of each Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2024 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$5,976,634	$49,721	—	$6,026,355
Health Care	10,754,243	3,031	—	10,757,274
Machinery	3,921,308	—	$119,123	4,040,431
Retail	1,643,216	—	—	1,643,216
Telecommunications	11,130,359	531,676	—	11,662,035
Wireless Telecommunications Services	—	140,000	—	140,000
Other Industries (b)	199,035,811	—	—	199,035,811
Total Common Stocks	232,461,571	724,428	119,123	233,305,122
Closed-End Funds	—	334,875	—	334,875
Rights (b)	814,000	501,507	1	1,315,508
Warrants (b)	9,180	—	—	9,180
U.S. Government Obligations	—	209,792,956	—	209,792,956
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$233,284,751	$211,353,766	$119,124	$444,757,641

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(88,696,255)	—	—	$(88,696,255)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(88,696,255)	—	—	$(88,696,255)

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$31,689	—	$31,689

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$(63)	—	$(63)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, may be valued at the unrealized appreciation/(depreciation) of the instrument.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest,

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative’s assets and liabilities and any related collateral gross in Statement of Assets and Liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at December 31, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. For the year ended December 31, 2024, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss). There were no swap positions held at each month-end during the year.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at December 31, 2024 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the year ended December 31, 2024 had an average monthly notional amount of approximately $11,776,609.

At December 31, 2024, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts and under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the year ended December 31, 2024, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

At December 31, 2024, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Forward Foreign Exchange Contracts	$31,689	$(63)	$31,626

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Forward Foreign Exchange Contracts	$63	$(63)	—

The following table presents the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of December 31, 2024:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Received	Net Amount
Counterparty
State Street Bank and Trust Co.	$31,689	$(63)	—	$31,626

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
State Street Bank and Trust Co.	$63	$(63)	—	—

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at December 31, 2024 are reflected within the Schedule of Investments. For the year ended December 31, 2024, the Fund incurred $101,477 in

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to equalization utilized during the year and the reclassification of prior year post financial statement adjustments. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $336,760, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:*
Ordinary income	$16,443,940	$15,507,000
Net long term capital gains	4,517,861	—
Total distributions paid	$20,961,801	$15,507,000

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, foreign currency translations, and forward foreign exchange contracts	$33,635,423

The Fund utilized $1,170,306 of the capital loss carryforward for the year ended December 31, 2024.

At December 31, 2024, the temporary difference between book basis and tax basis net unrealized appreciation/(depreciation) on investments was primarily due to deferral of losses from wash sales for tax purposes, markto-market adjustments on currency gains and losses, mark-to-market adjustments on investments in passive foreign investment companies, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$322,420,696	$102,617,235	$(68,976,545)	$33,640,690

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2024, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to such securities, and the Adviser reduced its fee with respect to such securities by $495.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G. distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $421,142,022 and $433,158,910, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $140,404 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,507.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

As of December 31, 2024, the Fund’s Adviser and its affiliates beneficially owned greater than 46.8% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,913,140	$52,355,610	851,655	$8,843,416
Shares issued upon reinvestment of distributions	1,641,307	17,644,044	1,207,059	12,601,702
Shares redeemed	(8,516,328)	(92,076,637)	(8,771,388)	(90,606,155)
Net decrease	(1,961,881)	$(22,076,983)	(6,712,674)	$(69,161,037)
Advisor Class
Shares sold	484,517	$5,202,680	330,415	$3,396,052
Shares issued upon reinvestment of distributions	247,296	2,633,701	158,309	1,638,492
Shares redeemed	(1,747,930)	(18,509,835)	(5,783,210)	(59,262,127)
Net decrease	(1,016,117)	$(10,673,454)	(5,294,486)	$(54,227,583)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli ABC Fund

and the Board of Directors of Gabelli Investor Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Investor Funds, Inc. (the “Corporation”) (comprising The Gabelli ABC Fund (the “Fund”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Gabelli Investor Funds, Inc. at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

The Gabelli ABC Fund

Liquidity Risk Managment Program

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli ABC Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.4079 and $0.379 per share for Class AAA and Advisor Class Shares, respectively, and long term capital gains totaling $4,517,861 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2024, 20.66% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 26.12% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 56.76% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Recharacterization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 50.43%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 47.2%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Investor Funds, Inc.
THE GABELLI ABC FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior Portfolio
Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q424AR

GABELLI
FUNDS

THE GABELLI ABC FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$10.44	$0.35		$0.48	$0.83	$(0.39)	$(0.14)		$(0.53)	$0.00	$10.74	7.89%	$383,130	3.24%	0.87	%(e)	155%
2023	10.09	0.33		0.37	0.70	(0.35)	—		(0.35)	0.00	10.44	6.93	392,723	3.18	0.85		157
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	10.09	(2.01)	447,336	0.80	0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	10.44	4.37	489,797	0.15	0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.90	552,051	0.21	0.73		251
Advisor Class
2024	$10.34	$0.32		$0.48	$0.80	$(0.36)	$(0.14)		$(0.50)	$0.00	$10.64	7.67%	$61,796	3.00%	1.12	%(e)	155%
2023	9.99	0.30		0.37	0.67	(0.32)	—		(0.32)	0.00	10.34	6.68	70,564	2.90	1.10		157
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	9.99	(2.35)	121,084	0.48	1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	10.34	4.15	168,445	(0.43)	1.02		205
2020	10.10	0.00	(b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.70	167,311	0.01	0.98		251

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 0.57%, 0.63%, 0.58%, 0.57%, and 0.57% (Class AAA) and 0.82% 0.88%, 0.83%, 0.82%, and 0.82% (Advisor Class), respectively.
(e)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita (deceased)	$11,568
Vincent D. Enright	$22,000
Mary E. Hauck	$17,000
Werner J. Roeder	$18,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.